COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Lewis and Clark Pharmaceuticals, Inc. [Member]
Rent expenses	$ 58,064	$ 56,373	$ 112,745	$ 108,409